CONTRACTUAL COMMITMENTS AND GUARANTEES - Contractual commitments (Details)	Dec. 31, 2024 BRL (R$)
Maturity analysis for contractual commitment
Total nominal values	R$ 3,097,615,000	[1]
Provision of security services with Telefónica Cybersecurity Tech, S.L.U.	446,000
2024
Maturity analysis for contractual commitment
Total nominal values	1,028,612,000
2025
Maturity analysis for contractual commitment
Total nominal values	725,975,000
2026
Maturity analysis for contractual commitment
Total nominal values	377,729,000
2027
Maturity analysis for contractual commitment
Total nominal values	311,759,000
2028
Maturity analysis for contractual commitment
Total nominal values	282,834,000
2029 onwards
Maturity analysis for contractual commitment
Total nominal values	R$ 370,706,000

[1]	Includes R$446 millions, referring to contracts for the provision of security services with Telefónica Cybersecurity Tech, S.L.U. (“CyberCo”) and its subsidiaries, companies of the Telefónica Group.